Summary of Significant Accounting Policies - Schedule of Convertible Notes Measured at Fair Value on a Recurring Basis (Details) - Level 3 [Member]	12 Months Ended
Oct. 31, 2024 USD ($)
Schedule of Convertible Notes Measured at Fair Value on a Recurring Basis [Line Items]
Opening balance
Issuance of convertible notes	5,307,000
Change in fair value of convertible notes	23,213,031
Loss on settlement of convertible notes	306,793
Cash repaid	(1,445,015)
Ordinary share issued for settlement of convertible notes	(149,453)
Ordinary shares issued for conversion of convertible notes	(27,232,356)
Total